Note 10 - Derivatives and Fair Value Disclosures (Details) - Effect of Derivative Instruments on the Statements of Income (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap - Reclassification from OCI	$ 92,857	$ (11,830)
Total (loss)/gain on derivatives	64,611	(1,153,309)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap - Reclassification from OCI	92,857	(11,830)
Interest Rate Swap - Change in fair value	2,338,220	2,462,062
Interest Rate Swap - Realized loss	$ (2,366,466)	$ (3,603,541)